Goodwill and Other Intangible Assets (Interim Goodwill Assessment for Second Quarter 2016) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2016	Dec. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Change in fair value due to 1% decrease in terminal year growth rate				$ 69,000
Change in fair value due to 1% increase in discount rate				105,000
Goodwill impairment		$ 96,500	$ 695,458		$ 845,858
Impairment charges of definite-life intangible assets			183,400
Expected cash flow period				4 years 6 months
Growth rate (as a percent)				3.30%
Discount rate (as a percent)				13.00%
Developed technology [Member]
Impairment charges of definite-life intangible assets			151,000
Customer relationships [Member]
Impairment charges of definite-life intangible assets			32,400
In process research and development [Member]
Impairment charges of definite-life intangible assets			$ 9,800